QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
1999 Broadway
Suite 3150
Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 08/31

Date of reporting period: 05/31/2011

THIRD MILLENNUIM RUSSIA FUND SCHEDULE OF INVESTMENTS May 31, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCK	97.24%

	AGRICULTURE/CHEMICALS	5.64%
2,807	Rusgrain Holding		$ 818,241
40,000	Uralkaliy		1,711,200
			2,529,441
	CONSUMER	19.21%
15,000	Central European Distr		188,400
32,000	DIXY Group		425,600
80,000	Magnit OJSC Spon GDR		2,460,000
38,600	MHP SA GDR		683,992
66,000	Mriya Agro Holding GDR		686,847
27,000	Rosinter Restaurant		405,000
3,567	Sinergia OAO		133,227
20,000	Synergy Ord		747,000
15,000,000	Unimilk OJSC Board		315,000
65,000	X-5 Retail Group REG S		2,574,000
			8,619,066
	FINANCIAL	5.62%
600,000	Sberbank RF		2,109,000
67,000	VTB Bank GDR		414,060
			2,523,060
	GAS DISTRIBUTION	13.84%
212,000	Gazprom OAO Spon ADR		3,127,000
20,000	Novatek OAO Spon GDR		2,724,000
161,200	Volga Gas PLC		356,665
			6,207,665
	INFORMATION TECHNOLOGY	5.99%
53,282	Data Art (1)		519,500
34,000	Mail.RU Group Ltd GDR		1,166,200
30,000	Yandex		1,003,500
			2,689,200
	MANUFACTURING	1.02%
11,160	Motor Sich GDR		455,386
	NATURAL RESOURCES	4.55%
81,500	JSC MMC Norilsk ADR		2,043,205
	OIL DISTRIBUTION	12.72%
7,776	A U Energy (1)		3,238,704
720	A U Energy Warrant Expires 12/31/11 (1)		-
300	A U Energy Warrant Expires 03/31/12 (1)		-
110,000	Rosneft Oil GDR		949,850
38,000	Tatneft Spon GDR		1,517,720
			5,706,274
	OIL PRODUCTION	7.01%
90,000	Dragon Oil PLC		800,960
1,000	Lukoil Oil Co. ADR		66,096
720,570	TNK BP Holding ORD		2,277,001
			3,144,057
	PHARMACEUTICAL	4.98%
31,500	Pharmstandard Regs GDR		818,685
385,000	Protek		475,475
22,000	Veropharm		940,500
			2,234,660
	STEEL	12.95%
75,000	Ferrexpo PLC		564,049
50,000	Mechel Steel Group		1,325,000
55,000	Novolipetsk Steel GDR 144A		2,007,500
100,000	Severstal GDR		1,819,000
5,000	TMK - GDR		94,550
			5,810,099
	TELECOMMUNICATIONS	2.33%
30,000	Rostelecom Long Distance		1,043,400
	TRANSPORTATION	0.43%
10,000	Globaltrans Spons GDR		194,000
	UTILITIES	0.00%
11,834	Rushydro JSS Ord		568

	TOTAL COMMON STOCKS

	FIXED INCOME	0.95%
125,000	A U Energy Loan 7% 3/15/12 (1)		125,000
300,000	A U Energy Loan 7% 12/31/49 (1)		300,000
			425,000

	Total Securities	97.24%	43,625,081
	Cash and Cash Equivalents	2.76%	1,236,781
	TOTAL INVESTMENTS	100.00%	$ 44,861,862

(1) - Restricted security and affiliated issuer. The aggregate value of such securities is 9.32% of total investments and they have been fair valued under procedures established by the Fund's Board of Directors.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$35,006,960	$4,434,917	$3,758,204	$43,200,081
Fixed Income	0	0	425,000	425,000
	$35,006,960	$4,434,917	$4,183,204	$43,625,081
Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance at 8/31/10	$3,758,204
	Total realized gain (loss)	0
	Change in unrealized appreciation/depreciation	0
	Cost of purchases	425,000
	Proceeds from sales	0
	Transfer into Level 3	0
	Transfer out of Level 3	0
	Balance at 5/31/11	$4,183,204

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  July 29, 2011

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  July 29, 2011